Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2010 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series A redeemable convertible preferred stock	Jun. 30, 2011 Series A redeemable convertible preferred stock	Jun. 30, 2010 Series A redeemable convertible preferred stock	Dec. 31, 2011 Series B redeemable convertible preferred stock	Jun. 30, 2011 Series B redeemable convertible preferred stock	Jun. 30, 2010 Series B redeemable convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2011 Series D convertible preferred stock	Jun. 30, 2010 Series D convertible preferred stock
Par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Authorized	10,000,000	10,000,000	10,000,000	10,000,000	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	4,040,488	4,040,488	4,040,488	3,830,379	3,830,379	3,830,379
Preferred Stock, Shares Issued	0	0	0	0	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	3,988,636	3,988,636	3,988,636	3,830,379	3,830,379	3,830,379
Outstanding	0	0	0	0	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	3,988,636	3,988,636	3,988,636	3,830,379	3,830,379	3,830,379
Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liquidation preference					$ 6,000			$ 3,805			$ 7,165			$ 51,640
Authorized	600,000,000	600,000,000	600,000,000	600,000,000
Issued	123,371,566	22,229,978	20,772,944	16,493,488
Common stock outstanding	123,371,566	22,229,978	20,772,944	16,493,488